Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at fair value	$ 8,841	$ 49,218